Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2019	12 Months Ended
Dec. 31, 2019
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Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2019
40	POSSIBLE IMPACT OF AMENDMENTS, NEW STANDARDS, INTERPRETATIONS AND DISCLOSURES ISSUED BUT NOT YET EFFECTIVE FOR THE YEAR ENDED DECEMBER 31, 2019
Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments and new standards and interpretations which are not yet effective for the year ended December 31, 2019 and which have not been adopted in these consolidated financial statements. Of these developments, the following relate to matters that may be relevant to the Group’s operations and financial statements:

Effective for accounting periods beginning on or after
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”	January 1, 2020
Amendments to IFRS 3 “Business Combinations” - “Definition of a Business”	January 1, 2020
Revised Conceptual Framework for Financial Reporting	January 1, 2020
Amendment to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” - interest rate benchmark reform	January 1, 2020
Amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in associates and joint ventures”	To be determined
Management is assessing the impact of such new standards and amendments to standards and will adopt the relevant standards and amendments to standards in the subsequent periods as required.